UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3749

                          Scudder State Tax Free Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  12/31/04
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Massachusetts Tax-Free Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
---------------------------------------------------------------------------------------------------------------------

                                                                                  Principal
                                                                                  Amount ($)                Value ($)
                                                                                -------------------------------------



Municipal Investments 99.1%
Massachusetts 95.9%
Bellingham, MA, Other General Obligation, 5.375%, 3/1/2015 (a)                    1,765,000                1,950,113
Boston, MA, Industrial Development Revenue, AMT:
6.5%, 9/1/2035                                                                    2,000,000                2,027,840
8.0%, 9/1/2035                                                                    1,000,000                1,033,920
Boston, MA, Project Revenue, Convention Center Act 1997, Series A,
5.0%, 5/1/2015 (a)                                                                2,730,000                2,957,982
Boston, MA, Senior Care Revenue, Industrial Development Finance
Authority, First Mortgage, Springhouse, Inc., 5.5%, 7/1/2008                      1,020,000                1,031,302
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017                           1,210,000                1,480,302
Groton-Dunstable, MA, School District General Obligation, Regional
School District, 5.0%, 10/15/2015 (a)                                             1,920,000                2,093,050
Holyoke, MA, Electric Revenue, Gas & Electric Department,
Series A, 5.375%, 12/1/2016 (a)                                                   1,260,000                1,413,758
Hopkinton, MA, Other General Obligation:
5.5%, 9/1/2012                                                                    1,735,000                1,968,704
5.5%, 9/1/2014                                                                    1,735,000                1,964,593
Ipswich, MA, 5.25%, 11/15/2017 (a)                                                2,325,000                2,576,612
Massachusetts, Airport Revenue, Port Authority:
Series A, 5.75%, 7/1/2011                                                         2,000,000                2,278,920
Inverse Floater, AMT, 15.66%**, 1/1/2016 (a)                                      2,500,000                3,148,850
Massachusetts, Airport Revenue, Special Facilities, USAir Project,
AMT, Series A, 5.5%, 9/1/2006 (a)                                                   640,000                  672,429
Massachusetts, Airport Revenue, USAir Private Jet, AMT, Series A,
5.75%, 9/1/2016 (a)                                                               1,000,000                1,032,300
Massachusetts, Bay Transportation Authority Mass Revenue
Assessment, Series A, 5.25%, 7/1/2021                                             2,000,000                2,196,820
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.75%, 7/1/2011                                                           355,000                  400,515
Series A, 5.75%, 7/1/2015                                                           535,000                  600,291
Massachusetts, Electric Revenue, Wholesale Electrical Co. Power
Supply, Series 674, Inverse Floater, 14.8%**, 7/1/2016 (a)                        5,397,500                7,631,903
Massachusetts, General Obligation, Rites-PA 1281, 7.97%*,
11/1/2024 (a)                                                                     5,000,000                5,555,800
Massachusetts, Health & Educational Facilities Authority,
Boston College, Series N, 5.25%, 6/1/2017                                         7,225,000                7,899,887
Massachusetts, Health & Educational Facilities Authority,
Simmons College, Series F, 5.0%, 10/1/2019 (a)                                    1,230,000                1,323,271
Massachusetts, Higher Education Revenue, Building Authority,
University of Massachusetts:
6.625%, 5/1/2009                                                                  2,415,000                2,797,077
6.625%, 5/1/2010                                                                  2,575,000                3,036,492
6.75%, 5/1/2011                                                                   2,745,000                3,303,333
6.875%, 5/1/2014                                                                  1,300,000                1,613,066
Massachusetts, Higher Education Revenue, Development Finance
Agency, Prerefunded, 5.75%, 7/1/2012                                                500,000                  575,820
Massachusetts, Higher Education Revenue, Development Finance
Agency, Smith College, Prerefunded, 5.75%, 7/1/2015                               1,265,000                1,456,824
Massachusetts, Higher Education Revenue, Development Finance
Agency, WGBH Educational Foundation:
Series A, 5.375%, 1/1/2015 (a)                                                    1,200,000                1,332,636
Series A, 5.375%, 1/1/2016 (a)                                                    1,200,000                1,325,604
Series A, 5.375%, 1/1/2017 (a)                                                    1,200,000                1,323,264
Massachusetts, Higher Education Revenue, Health & Educational
Facilities Authority, Massachusetts Institute of Technology:
Series I-1, 5.2%, 1/1/2028                                                        6,500,000                7,222,410
Series K, 5.375%, 7/1/2017                                                        5,500,000                6,370,485
Series K, 5.5%, 7/1/2032                                                          5,000,000                5,801,750
Massachusetts, Higher Education Revenue, Health & Educational
Facilities Authority, Harvard University, Series Z, 5.75%,
1/15/2013                                                                         3,000,000                3,501,630
Massachusetts, Higher Education Revenue, Health & Educational
Facilities Authority, UMass Worcester Campus, Series B, 5.25%,
10/1/2013 (a)                                                                       500,000                  554,870
Massachusetts, Higher Education Revenue, Health & Educational
Facilities Authority, University of Massachusetts, Series C,
5.5%, 10/1/2014 (a)                                                               1,645,000                1,864,147
Massachusetts, Higher Education Revenue, Industrial Finance
Agency, Babson College, Series A, 5.375%, 10/1/2017                               1,700,000                1,788,400
Massachusetts, Higher Education Revenue, Industrial Finance
Agency, Belmont Hill School:
5.15%, 9/1/2013                                                                   1,000,000                1,051,820
5.625%, 9/1/2020                                                                  1,265,000                1,330,502
Massachusetts, Higher Education Revenue, Industrial Finance
Agency, Dana Hall School Issue, 5.7%, 7/1/2013                                    1,000,000                1,097,550
Massachusetts, Higher Education Revenue, Industrial Finance
Agency, The Tabor Academy, 5.4%, 12/1/2018                                        1,000,000                1,039,990
Massachusetts, Higher Education Revenue, Industrial Finance
Agency, Worcester Polytechnic, Series II, 5.125%, 9/1/2016 (a)                    2,100,000                2,265,522
Massachusetts, Higher Education Revenue, Western New England
College, 5.75%, 7/1/2012 (a)                                                      1,110,000                1,272,659
Massachusetts, Hospital & Healthcare Revenue, Development Agency,
Biomedical Research:
6.25%, 8/1/2013                                                                   2,180,000                2,457,209
6.375%, 8/1/2014                                                                  1,000,000                1,124,270
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027                                                          3,000,000                3,160,080
Series F, 5.75%, 7/1/2033                                                         2,000,000                2,101,140
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Berkshire Health System:
Series C, 5.9%, 10/1/2011                                                           600,000                  609,870
Series E, 6.25%, 10/1/2031                                                        2,000,000                2,098,220
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Civic Investments, Series A, 9.0%,
12/15/2015                                                                        4,000,000                4,653,280
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Massachusetts General, Hospital, Series F,
6.25%, 7/1/2012 (a)                                                               5,000,000                5,712,700
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Medical, Academic & Scientific, Series B,
6.5%, 1/1/2009                                                                    5,000,000                5,116,450
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Milford-Whitinsville Regional:
Series C, 5.75%, 7/15/2013                                                        1,750,000                1,843,852
Series D, 6.35%, 7/15/2032                                                        3,250,000                3,410,875
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, New England Medical Center:
Series H, 5.375%, 5/15/2018 (a)                                                   4,875,000                5,337,199
Series H, 5.375%, 5/15/2019 (a)                                                   1,800,000                1,963,674
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, North Adams Hospital, Series C, 6.625%,
 7/1/2018                                                                           730,000                  733,380
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, UMass Memorial, Series C, 6.625%, 7/1/2032                  3,000,000                3,204,300
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Winchester Hospital, Series B, 6.75%,
7/1/2030                                                                          2,000,000                2,348,060
Massachusetts, Hospital & Healthcare Revenue, Industrial Finance
Agency, East Boston Neighborhood Project:
7.25%, 7/1/2006                                                                     260,000                  259,854
7.625%, 7/1/2026                                                                  2,750,000                2,743,098
Massachusetts, Hospital & Healthcare Revenue, Partners Healthcare
System, Series C, 5.75%, 7/1/2032                                                 8,000,000                8,719,520
Massachusetts, Industrial Development Revenue, Development Finance
Agency, Series A, 7.1%, 7/1/2032                                                  3,960,000                3,894,264
Massachusetts, Port Authority Revenue, Rites-PA 592A, Inverse
Floater, AMT, 8.771%**, 7/1/2011 (a)                                              4,195,000                4,964,866
Massachusetts, Port Authority Revenue, Rites-PA 592B, Inverse
Floater, AMT, 8.771%**, 7/1/2012 (a)                                                805,000                  952,734
Massachusetts, Port Authority Revenue, Rites-PA 598A, Inverse
Floater, AMT, 9.883%**, 7/1/2013                                                    930,000                1,116,121
Massachusetts, Port Authority Revenue, Rites-PA 598B, Inverse
Floater, AMT, 9.883%**, 7/1/2014                                                    995,000                1,184,677
Massachusetts, Port Authority Revenue, Rites-PA 598C, Inverse
Floater, AMT, 9.883%**, 7/1/2015                                                  1,065,000                1,258,958
Massachusetts, Port Authority Revenue, Rites-PA 598D, Inverse
Floater, AMT, 10.133%**, 7/1/2016                                                   925,000                1,103,775
Massachusetts, Port Authority Revenue, Rites-PA 598E, Inverse
Floater, AMT, 10.133%**, 7/1/2017                                                   775,000                  922,591
Massachusetts, Port Authority Revenue, Rites-PA 598F, Inverse
Floater, AMT, 8.633%**, 7/1/2018                                                  1,310,000                1,454,938
Massachusetts, Port Authority, Tax-Exempt Receipts, ETM, 13.0%,
7/1/2013                                                                            355,000                  516,110
Massachusetts, Project Revenue, Health & Educational Facilities
Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033                            5,000,000                5,309,450
Massachusetts, Resource Recovery Revenue, Development Finance
Agency, Resource Recovery, Series A, 5.625%, 1/1/2015 (a)                         4,000,000                4,464,000
Massachusetts, Resource Recovery Revenue, Development Finance
Agency, Resource Recovery, Series 563, Inverse Floater, 9.59%**,
1/1/2016 (a)                                                                      2,500,000                3,082,900
Massachusetts, Resource Recovery Revenue, Industrial Finance
Agency, Solid Waste Disposal, Peabody Monofill Association, Inc.,
9.0%, 9/1/2005 (c)                                                                  695,000                  699,281
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant:
Series A, Zero Coupon, 12/15/2014                                                 9,000,000                5,944,950
Series A, 5.5%, 12/15/2013                                                        5,000,000                5,720,850
Massachusetts, Sales & Special Tax Revenue, Grant Anticipation
Notes:
Series A, 5.25%, 12/15/2012                                                       7,050,000                7,919,899
5.5%, 6/15/2014                                                                   7,000,000                7,775,390
Massachusetts, Sales & Special Tax Revenue, Transportation
Authority:
Series A, 5.25%, 7/1/2021                                                         5,000,000                5,623,700
Series A, 5.25%, 7/1/2023                                                         3,000,000                3,256,920
Massachusetts, School District General Obligation, Development
Finance Agency, 5.375%, 9/1/2023                                                  1,175,000                1,257,732
Massachusetts, Security Trust Certificates, Series B, 144A,
8.18%*, 6/1/2020 (a)                                                              5,000,000                6,260,350
Massachusetts, Senior Care Revenue, Industrial Finance Agency,
Assisted Living Facilities, TNG Marina Bay LLC Project, AMT,
7.5%, 12/1/2027                                                                     950,000                  971,688
Massachusetts, Senior Care Revenue, Industrial Finance Agency,
First Mortgage, Evanswood Bethzatha, Series A, 7.875%,
1/15/2020 ***                                                                     1,000,000                    1,250
Massachusetts, Series A, 5.375%, 6/1/2019 (a)                                    10,000,000               11,260,400
Massachusetts, Special Obligation Consolidated Loan, Series A,
5.5%, 6/1/2016 (a)                                                                2,600,000                2,997,124
Massachusetts, Special Obligation Dedicated Tax Revenue, 5.25%,
1/1/2021 (a)                                                                      5,000,000                5,466,500
Massachusetts, State General Obligation:
5.25%, 7/1/2020                                                                   6,270,000                7,110,493
5.25%, 7/1/2021                                                                   5,000,000                5,668,450
Series D, 5.5%, 11/1/2016                                                           500,000                  573,945
Series D, 5.5%, 11/1/2019                                                         4,325,000                4,995,289
Massachusetts, State General Obligation, Consolidated Loan:
Series E, Prerefunded, 5.25%, 1/1/2021 (a)                                          705,000                  789,656
Series D, 5.5%, 11/1/2014 (a)                                                     4,990,000                5,754,768
Series D, 5.5%, 11/1/2019 (a)                                                     2,500,000                2,905,675
Massachusetts, State General Obligation, Series B, Inverse
Floater, 8.5%**, 12/1/2016                                                        5,000,000                6,263,700
Massachusetts, State General Obligation, Transportation Authority:
Series C, 6.1%, 3/1/2013                                                          1,500,000                1,745,340
Series B, 6.2%, 3/1/2016                                                          3,100,000                3,697,153
Massachusetts, State Water Pollution Abatement Treatment, Pool
Program:
Prerefunded, Series 7, 5.25%, 2/1/2014                                            1,295,000                1,460,035
Series 7, 5.25%, 2/1/2014                                                         3,705,000                4,101,768
Prerefunded, Series 6, 5.625%, 8/1/2015                                           4,590,000                5,267,392
Series 6, 5.625%, 8/1/2015                                                          120,000                  135,039
Massachusetts, Transportation Authority, 7.75%, 1/15/2006                           200,000                  205,742
Massachusetts, Transportation/Tolls Revenue, Series E, 5.25%,
1/1/2022 (a)                                                                      4,500,000                5,040,360
Massachusetts, Transportation/Tolls Revenue, Rail Connections,
Inc., Route 128 Parking Garage Project:
Series B, Prerefunded, Zero Coupon, 7/1/2015                                        750,000                  460,155
Series B, Prerefunded, Zero Coupon, 7/1/2016                                      1,025,000                  588,422
Series B, Prerefunded, Zero Coupon, 7/1/2017                                      1,000,000                  536,780
Series A, ETM, 5.3%, 7/1/2009                                                       705,000                  784,235
Series A, Prerefunded, 5.4%, 7/1/2010                                             1,000,000                1,134,390
Series A, Prerefunded, 6.0%, 7/1/2012                                               250,000                  289,807
Series A, Prerefunded, 6.0%, 7/1/2014                                               250,000                  289,808
Massachusetts, Transportation/Tolls Revenue, Rites-PA 798,
Inverse Floater, 9.301%**, 12/15/2013                                             5,000,000                6,323,350
Massachusetts, Transportation/Tolls Revenue, Transportation
Authority, Series A, 5.25%, 3/1/2018 (a)                                          6,870,000                7,611,135
Massachusetts, Transportation/Tolls Revenue, Water Resource
Authority, Series D, 5.5%, 8/1/2011 (a)                                           6,675,000                7,595,349
Massachusetts, University Massachusetts Building Authority
Project Revenue, Series 04-1, 5.25%, 11/1/2022 (a)                                2,000,000                2,188,720
Massachusetts, Water & Sewer Resources Authority, Series 252,
7.73%*, 8/1/2021 (a)                                                              6,585,000                7,430,053
Massachusetts, Water & Sewer Revenue, Water Authority, Series J,
5.5%, 8/1/2021 (a)                                                               10,000,000               11,652,500
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement
Program:
Series 2, 5.7%, 2/1/2015                                                             35,000                   35,793
Series A, 6.0%, 8/1/2019                                                          4,000,000                4,884,800
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement
Program, New Bedford Program, Series A, 5.25%, 2/1/2013                           1,000,000                1,125,700
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement
Program, Pool Loan Program, Series 5, ETM, 5.375%, 8/1/2015                       5,000,000                5,763,250
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement
Program, Series 182, Inverse Floater, 9.76%**, 8/1/2011                           5,500,000                7,009,365
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015                                                        4,030,000                4,528,471
Series C, 5.25%, 12/1/2015 (a)                                                    6,050,000                6,823,674
Series A, 5.5%, 8/1/2013 (a)                                                      1,445,000                1,659,698
Series A, 6.0%, 8/1/2012 (a)                                                      2,485,000                2,852,606
Series A, 6.0%, 8/1/2013 (a)                                                      1,000,000                1,149,580
Series A, 6.0%, 8/1/2014 (a)                                                      1,400,000                1,609,412
Series A, 6.5%, 7/15/2009                                                        15,000,000               17,351,400
Series A, 6.5%, 7/15/2019                                                         3,110,000                3,808,537
Medford, MA, Core City General Obligation, 5.0%, 2/15/2015 (a)                    2,085,000                2,282,074
Middleborough, MA, Other General Obligation:
5.25%, 1/15/2017 (a)                                                              1,525,000                1,681,267
5.25%, 1/15/2018 (a)                                                              1,515,000                1,670,242
5.25%, 1/15/2019 (a)                                                              1,470,000                1,614,148
Narragansett, MA, School District General Obligation, Regional
School District, 6.5%, 6/1/2012 (a)                                               1,145,000                1,339,650
Northampton, MA, Other General Obligation Lease, 5.5%,
6/15/2013 (a)                                                                     1,080,000                1,229,612
Northbridge, MA, Core City General Obligation, 5.25%,
2/15/2014 (a)                                                                     1,490,000                1,662,393
Plymouth, MA, County General Obligation:
5.75%, 10/15/2015 (a)                                                             1,900,000                2,178,027
5.75%, 10/15/2016 (a)                                                             1,725,000                1,972,486
Route 3 North, Transportation/Tolls Revenue, Transportation
Improvement Association:
5.75%, 6/15/2012 (a)                                                              1,105,000                1,245,777
5.75%, 6/15/2013 (a)                                                              2,500,000                2,818,500
5.75%, 6/15/2016 (a)                                                              4,910,000                5,507,302
Springfield, MA, Core City General Obligation, 5.25%,
1/15/2019 (a)                                                                     1,000,000                1,100,780
Springfield, MA, Core City General Obligation, Municipal
Purpose Loan:
5.5%, 8/1/2015 (a)                                                                1,505,000                1,681,536
5.5%, 8/1/2016 (a)                                                                1,685,000                1,906,662
Springfield, MA, Other General Obligation, Municipal Purpose Loan,
6.0%, 10/1/2014 (a)                                                               1,955,000                2,228,309
Springfield, MA, Water & Sewer Revenue, Series A, 5.375%,
11/1/2016 (a)                                                                     1,250,000                1,399,775
Tantasqua, MA, School District General Obligation, Regional
School District:
5.625%, 8/15/2012 (a)                                                             2,580,000                2,921,360
5.625%, 8/15/2013 (a)                                                             2,575,000                2,915,698
5.625%, 8/15/2014 (a)                                                             2,575,000                2,922,805
University of Massachusetts, Higher Education Revenue, University
Building Authority:
Series 2, 5.5%, 11/1/2015 (a)                                                     1,185,000                1,323,254
Series 2, 5.5%, 11/1/2016 (a)                                                     1,250,000                1,395,125
Westfield, MA, Core City General Obligation, 6.5%, 5/1/2013 (a)                   1,170,000                1,387,292
Westford, MA, Other General Obligation Lease, 5.125%,
4/1/2017 (a)                                                                      1,150,000                1,257,065
Westford, MA, School District General Obligation, Series A,
5.75%, 4/1/2012 (a)                                                               1,140,000                1,290,708
Worcester, MA, Core City General Obligation, Series A, 5.5%,
8/15/2016 (a)                                                                     1,285,000                1,444,571
Worcester, MA, Other General Obligation, 5.625%, 8/15/2015 (a)                      705,000                  801,127
Worcester, MA, State General Obligation:
5.625%, 8/15/2012 (a)                                                             2,560,000                2,898,713
5.625%, 8/15/2013 (a)                                                             2,625,000                2,972,314
                                                                                                        ------------
                                                                                                         476,393,829

Puerto Rico 3.2%
Puerto Rico, Asset Backed, Childrens Trust Fund, 5.5%, 5/15/2039                  5,000,000                4,586,850
Puerto Rico, Commonwealth Highway & Transportation Authority,
Highway Revenue:
Series Y, Prerefunded, ETM, 6.25%, 7/1/2014                                       1,855,000                2,266,792
Series Y, 6.25%, 7/1/2014                                                           145,000                  173,363
Puerto Rico, State General Obligation, Series A, 5.5%,
7/1/2022 (a)                                                                      5,000,000                5,864,700
Puerto Rico, State General Obligation, Highway and Transportation
Authority, Series Y, 5.5%, 7/1/2015 (a)                                           2,500,000                2,915,850
                                                                                                        ------------
                                                                                                          15,807,555

                                                                                       % of
                                                                                 Net Assets                 Value ($)
                                                                                 ----------                 ---------

Total Investment Portfolio  (Cost $448,367,560)                                        99.1              492,201,384
Other Assets and Liabilities, Net                                                       0.9                4,323,930
                                                                                                        ------------
Net Assets                                                                            100.0              496,525,314


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These are often payable on demand and are shown at their current rate as of December 31, 2004.

** Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in fixed rate municipal security. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for the more traditional municipal securities. These securities, amounting to $46,418,728 aggregating 9.3% of net assets, are shown at their current rate as of December 31, 2004.

*** Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest.


The following table represents bonds that are in default.


                                                                              Principal
                                                            Maturity           Amount/              Acquisition
Security                                  Coupon              Date              Shares                     Cost          Value
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts, Senior
Care Revenue, Industrial
Finance Agency, First
Mortgage, Evanswood
Bethzatha                                  7.875                  1/15/2020          1,000,000         $475,632         $1,250
-------------------------------------------------------------------------------------------------------------------------------


(a)  Bond is insured by one of these companies:

                                                                               As of % of Total
Insurance Coverage                                                          Investment Portfolio
--------------------------------------------------------------------------------------------------
AMBAC                      AMBAC Assurance Corp.                                     5.7
--------------------------------------------------------------------------------------------------
FGIC                       Financial Guaranty Insurance Company                      17.4
--------------------------------------------------------------------------------------------------
FSA                        Financial Security Assurance                              9.5
--------------------------------------------------------------------------------------------------
MBIA                       Municipal Bond Investors Assurance                        12.8
--------------------------------------------------------------------------------------------------

(c) The fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such a security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities in uncertain and there may be changes in the estimated value of these securities.


Schedule of Restricted Securities
------------------------------------------------------

                                         Acquisition        Acquisition                                    Value as % of
Securities                                   Date             Cost ($)                Value ($)            Net Assets
--------------------------------------------------------------------------------------------------------------------------
Massachusetts, Resource
Recovery Revenue, Industrial
Finance Agency, Solid Waste
Disposal, Peabody Monofill
Association, Inc., 9.0%                   December
9/1/2005                                    1994              695,000                  699,281                      0.14
-------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                            699,281                      0.14
-------------------------------------------------------------------------------------------------------------------------

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At December 31, 2004, open interest rate swaps were as follows:

        Effective/                                                                Cash Flows      Net Unrealized
        Expiration         Notional                   Cash Flows Paid          Received by the    Appreciation/
           Date           Amount ($)                 by the Fund                     Fund         epreciation) ($)
------------------------------------------------------------------------------------------------------------------
        4/13/2005                          a
        10/13/2014          13,000,000             Fixed - 3.607%           Floating - BMA                 33,800
------------------------------------------------------------------------------------------------------------------
        5/24/2005                          b
        11/24/2014           7,800,000             Fixed - 4.690%           Floating - LIBOR               17,160
------------------------------------------------------------------------------------------------------------------
        1/27/2005                          d
        1/27/2015           12,500,000             Fixed - 5.175%           Floating - LIBOR             (522,500)
------------------------------------------------------------------------------------------------------------------
        5/18/2005                          c
        11/18/2014          21,500,000             Fixed - 4.753%           Floating - LIBOR              (58,050)
------------------------------------------------------------------------------------------------------------------
        2/28/2005                                       b
        2/25/2017            6,300,000             Fixed - 5.143%           Floating - LIBOR             (176,400)
------------------------------------------------------------------------------------------------------------------
        6/30/2005                                       a
        11/30/2014          23,500,000             Fixed - 4.883%           Floating - LIBOR             (157,450)
------------------------------------------------------------------------------------------------------------------
        1/18/2005                                       c
        1/18/2015           12,000,000             Fixed - 5.135%           Floating - LIBOR             (469,200)
------------------------------------------------------------------------------------------------------------------
        2/22/2005                                       a
        2/22/2017            7,000,000             Fixed - 5.135%           Floating - LIBOR             (158,200)
------------------------------------------------------------------------------------------------------------------
        1/25/2005                          b
        1/25/2015           12,500,000             Fixed - 5.084%           Floating - LIBOR             (433,750)
------------------------------------------------------------------------------------------------------------------
Total net unrealized depreciation on open interest rate swaps                                          (1,924,590)
-------------------------------------------------------------------------------------------------------------------

Counterparties:

a                          Lehman Brothers, Inc.
b                          Goldman Sachs Group, Inc.
c                          JPMorgan Chase Bank
d                          Citibank, NA

BMA:                       Represents the Bond Market Association
LIBOR:                     Represents the London InterBank Offered Rate

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Massachusetts Tax Free Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Massachusetts Tax Free Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005